SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Fair Value Stock Option Assumptions (Details) - Parent - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AXA Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	6.49%	6.29%	6.38%
Expected volatility	26.60%	23.68%	29.24%
Risk-free interest rates	0.33%	0.92%	1.54%
Expected life in years	8 years 1 month 6 days	8 years 2 months 12 days	8 years 2 months 12 days
Weighted average fair value per option at grant date (in dollars per share)	$ 2.06	$ 1.73	$ 2.89
AB Holding Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	7.10%	7.10%	8.40%
Expected volatility	31.00%	32.10%	48.90%
Risk-free interest rates	1.30%	1.50%	1.50%
Expected life in years	6 years	6 years	6 years
Weighted average fair value per option at grant date (in dollars per share)	$ 2.75	$ 4.13	$ 4.78
AB Holding Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			8.00%
Expected volatility			49.70%
Risk-free interest rates			0.80%
AB Holding Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			8.30%
Expected volatility			49.80%
Risk-free interest rates			1.70%